Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	€ 7,997	€ 792
Additions right-of-use assets	3,072	6,995
Revaluation of right-of-use assets	150	708
Derecognition of right-of-use assets		(44)
Depreciation charge for the period	(950)	(454)
Right-of-use assets, ending balance	10,269	7,997
Equipments [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	45
Additions right-of-use assets	36	48
Revaluation of right-of-use assets
Derecognition of right-of-use assets
Depreciation charge for the period	(24)	(3)
Right-of-use assets, ending balance	57	45
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	7,378	357
Additions right-of-use assets		6,673
Revaluation of right-of-use assets	150	708
Derecognition of right-of-use assets
Depreciation charge for the period	(702)	(360)
Right-of-use assets, ending balance	6,826	7,378
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	395	249
Additions right-of-use assets	230	274
Revaluation of right-of-use assets
Derecognition of right-of-use assets		(44)
Depreciation charge for the period	(126)	(84)
Right-of-use assets, ending balance	499	395
Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	179	186
Additions right-of-use assets	2,806
Revaluation of right-of-use assets
Derecognition of right-of-use assets
Depreciation charge for the period	(98)	(7)
Right-of-use assets, ending balance	€ 2,887	€ 179